Equity incentive plan (Details - Incentives Unit Activity) - Rubicon [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Options outstanding, beginning balance	3,084,650,000
Options granted
Options outstanding, ending balance	3,084,650,000	3,084,650,000
Options outstanding, ending balance			2,900,653,000
Rubicon Technologies L L C [Member]
Options outstanding, beginning balance	3,017,191	2,848,050
Options granted	214,642	176,117
Options forfeited/redeemed	(147,183)	(6,976)
Options outstanding, ending balance	3,084,650	3,017,191
Option outstanding, vested	2,886,439